HIGHER AND BETTER USE TIMBERLANDS AND REAL ESTATE DEVELOPMENT INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Schedule of Higher and Better Use Timberlands and Real Estate Development Investments	Changes in higher and better use timberlands and real estate development investments from December 31, 2023 to December 31, 2024 are shown below:

	Higher and Better Use Timberlands and Real Estate Development Investments
	Land and Timber	Development Investments	Total
Non-current portion at December 31, 2023	$86,986	$18,609	$105,595
Plus: Current portion (a)	1,699	24,639	26,338
Total Balance at December 31, 2023	88,685	43,248	131,933
Non-cash cost of land and improved development	(14,588)	(19,232)	(33,820)
Amortization of parcel real estate development investments	—	(6,669)	(6,669)
Timber depletion from harvesting activities and basis of timber sold in real estate sales	(1,522)	—	(1,522)
Capitalized real estate development investments (b)	—	33,637	33,637
Capital expenditures (silviculture)	340	—	340
Intersegment transfers	15,319	—	15,319
Total Balance at December 31, 2024	88,234	50,984	139,218
Less: Current portion (a)	(1,402)	(28,206)	(29,608)
Non-current portion at December 31, 2024	$86,832	$22,778	$109,610

(a)The current portion of Higher and Better Use Timberlands and Real Estate Development Investments is recorded in Inventory. See Note 16 — Inventory for additional information.
(b)Capitalized real estate development investments includes $0.7 million of capitalized interest and $7.8 million of parcel real estate development investments. Parcel real estate development investments represent investments made for specific lots and/or commercial parcels that are currently under contract or expected to be ready for market within one year.